Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.82844%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,455,791.31

Principal:
Principal Collections	$30,949,975.49
Prepayments in Full	$13,607,035.65
Liquidation Proceeds	$394,233.04
Recoveries	$48,820.16
Sub Total	$45,000,064.34
Collections	$50,455,855.65

Purchase Amounts:
Purchase Amounts Related to Principal	$121,861.87
Purchase Amounts Related to Interest	$648.55
Sub Total	$122,510.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,578,366.07

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,578,366.07
Servicing Fee	$1,173,398.93	$1,173,398.93	$0.00	$0.00	$49,404,967.14
Interest - Class A-1 Notes	$230,394.93	$230,394.93	$0.00	$0.00	$49,174,572.21
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$47,549,988.88
Interest - Class A-2b Notes	$1,295,208.89	$1,295,208.89	$0.00	$0.00	$46,254,779.99
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$44,167,138.32
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$43,867,754.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,867,754.99
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$43,648,459.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,648,459.32
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$43,498,048.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,498,048.40
Regular Principal Payment	$68,271,462.49	$43,498,048.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,578,366.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,498,048.40
Total					$43,498,048.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,498,048.40	$124.28	$230,394.93	$0.66	$43,728,443.33	$124.94
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,295,208.89	$5.18	$1,295,208.89	$5.18
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$43,498,048.40	$27.55	$5,906,918.74	$3.74	$49,404,967.14	$31.29

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$46,981,021.02	0.1342315	$3,482,972.62	0.0099514
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,275,921,021.02	0.8080871	$1,232,422,972.62	0.7805382

Pool Information
Weighted Average APR	4.869%	4.887%
Weighted Average Remaining Term	51.82	51.06
Number of Receivables Outstanding	43,604	42,657
Pool Balance	$1,408,078,718.86	$1,362,609,257.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,296,716,140.59	$1,255,720,260.34
Pool Factor	0.8189452	0.7925000

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$106,888,997.37
Targeted Overcollateralization Amount	$154,959,699.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$130,186,285.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$396,355.10
(Recoveries)		11	$48,820.16
Net Loss for Current Collection Period			$347,534.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2962%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2629%
Second Prior Collection Period			0.5727%
Prior Collection Period			0.3196%
Current Collection Period			0.3010%
Four Month Average (Current and Prior Three Collection Periods)			0.3641%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		422	$2,020,640.80
(Cumulative Recoveries)			$72,021.48
Cumulative Net Loss for All Collection Periods			$1,948,619.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1133%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,788.25
Average Net Loss for Receivables that have experienced a Realized Loss			$4,617.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	258	$9,593,517.48
61-90 Days Delinquent	0.17%	52	$2,343,428.06
91-120 Days Delinquent	0.01%	4	$175,170.85
Over 120 Days Delinquent	0.01%	3	$108,474.44
Total Delinquent Receivables	0.90%	317	$12,220,590.83

Repossession Inventory:
Repossessed in the Current Collection Period		12	$484,832.46
Total Repossessed Inventory		22	$906,107.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0788%
Prior Collection Period			0.1147%
Current Collection Period			0.1383%
Three Month Average			0.1106%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1928%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2023
Payment Date	1/16/2024
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	146	$6,411,729.87
2 Months Extended	190	$8,401,383.96
3+ Months Extended	34	$1,328,673.09

Total Receivables Extended	370	$16,141,786.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer